INCOME TAXES 10K (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
United States [Abstract]
Net operating loss carryforwards			$ 43,328,000	$ 41,374,000
Gain on sale of membership interests in Nutra SA			403,000	374,000
Stock options and warrants			1,199,000	1,144,000
Intangible assets			1,194,000	960,000
Property			6,832,000	5,651,000
Capitalized expenses			652,000	715,000
Convertible debt			(112,000)	(399,000)
Other			451,000	86,000
Deferred tax assets			53,947,000	49,905,000
Less: Valuation allowance			(53,947,000)	(49,905,000)
Brazil [Abstract]
Intangible assets			(228,000)	(490,000)
Property			(1,555,000)	(2,165,000)
Net operating loss carryforwards			2,381,000	960,000
Other			285,000	255,000
Net deferred tax asset (liability)			883,000	(1,440,000)
Less -valuation allowance			(883,000)	0
Net deferred tax liabilities	(1,400,000)		0	(1,440,000)
Deferred tax asset - current			0	234,000
Deferred tax liability - long-term			0	(1,674,000)
Change in valuation allowance			4,900,000	1,900,000
Valuation allowance			900,000
Change in net operating loss and other deferred changes			3,900,000	1,700,000
Impact of adjustments to capitalized expenses and stock option compensation			0	2,100,000
Loss before income taxes [Abstract]
Foreign			(6,832,000)	(5,051,000)
Domestic			(12,247,000)	(8,020,000)
Loss before income taxes			(19,079,000)	(13,071,000)
Foreign deferred tax benefit			1,400,000
U.S. tax provision or benefit			0	0
Federal statutory income tax rate (in hundredths)			34.00%	34.00%
Income Tax Reconciliation [Abstract]
Income tax benefit at federal statutory rate			(6,487,000)	(4,444,000)
Increase (decrease) resulting from [Abstract]
State tax benefit, net of federal tax effect			(653,000)	(251,000)
Change in valuation allowance	(200,000)		4,927,000	(1,926,000)
Adjustment to U.S. net operating losses			0	0
Adjustment to capitalized costs deferred balances			0	443,000
Adjustment to stock option compensation deferred balances			0	1,602,000
Reduction in deferred balances for forfeited, expired or cancelled options			255,000	602,000
Expiration of U.S. net operating losses			415,000	1,460,000
Nontaxable fair value adjustment			350,000	(1,843,000)
Nondeductible convertible debt issuance expenses			521,000	2,285,000
Impact of state rate changes			(677,000)	0
Nondeductible expenses			6,000	10,000
Foreign taxes			0	6,000
Adjustments to Brazil deferred balances			0	(222,000)
Adjustments to U.S. deferred balances			(96,000)	343,000
Income tax benefit	(248,000)	(510,000)	(1,439,000)	(1,935,000)
Federal [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards			116,200,000
Operating loss carryforwards, expiration dates			from 2018 through 2033
State [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards			68,400,000
Operating loss carryforwards, expiration dates			2014 through 2033
Impact of the changes			700,000
Brazil [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards			7,000,000
Expiring net operating losses [Member]
Operating Loss Carryforwards [Line Items]
Impact of the changes			400,000
Other deferred items [Member]
Operating Loss Carryforwards [Line Items]
Impact of the changes			$ 200,000